DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,064,000	$ 1,131,000	$ 1,830,000
Time deposits under $100,000	2,467,000	2,995,000	4,838,000
Time deposits of $100,000 or more	1,436,000	1,580,000	2,245,000
Total Deposits	4,967,000	5,706,000	8,913,000
Time Deposits in denominations of 250,000 or more amounted	42,800,000	32,700,000
Time Deposits denominations amount	250,000	250,000
Summary of the maturity of time deposits [Abstract]
2015	239,914,000
2016	88,123,000
2017	22,569,000
2018	22,952,000
2019	15,497,000
2020 and thereafter	1,072,000
Total	390,127,000
Time deposits acquired through broker relationships	11,300,000	13,500,000
Summary of reciprocal deposits [Abstract]
Demand	5,867,000	7,018,000
Money market	7,692,000	4,197,000
Time	40,109,000	72,312,000
Total	$ 53,668,000	$ 83,527,000